The Chameleon Fund
Schedule of Investments
April 30, 2002 (Unaudited)

                                                                 Shares                    Value
                                                                                        -------------
Government Treasury Bills - 5.4%
U.S. Treasury, 1.68%, 05/09/02                                                                99,963
                                                                                        -------------

Money Market Securities - 108.9%
Huntington Money Market Investment A, 0.78%, (Cost $2,021,518) (b)                         2,021,518
                                                                                        -------------

TOTAL INVESTMENTS (Cost $2,121,481) - 114.3%                                               2,121,481
                                                                                        -------------
Liabilities in excess of cash and other assets - (14.3%)                                    (265,299)
                                                                                        -------------
TOTAL NET ASSETS - 100.0%                                                                  1,856,182
                                                                                        =============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2002.

The Chameleon Fund
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $2,121,481)                                                  $ 2,121,481
Interest receivable                                                                                            532
Dividends receivable                                                                                           671
                                                                                                    ---------------
     Total assets                                                                                        2,122,684

Liabilities
Accrued advisory fees                                                                                        3,581
Redemptions payable                                                                                        262,921
                                                                                                    ---------------
     Total liabilities                                                                                     266,502
                                                                                                    ---------------

Net Assets                                                                                             $ 1,856,182
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                          3,999,730
Accumulated net investment income (loss)                                                                   (19,176)
Accumulated net realized gain (loss) on investments                                                     (2,124,372)
                                                                                                    ---------------

Net Assets, for 184,555 shares                                                                         $ 1,856,182
                                                                                                    ===============

Net Assets Value
Net Assets
Offering price and redemption price per share ($1,856,182 / 184,555)                                       $ 10.06
                                                                                                    ===============

The Chameleon Fund
Statement of Operations
Six months ended April 30, 2002 (Unaudited)



Investment Income
Dividend income                                                                                          $ 3,913
Interest income                                                                                            5,583
                                                                                                    -------------
  Total Income                                                                                             9,496
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                    28,672
Trustee fee                                                                                                1,049
Interest expenses                                                                                          2,526
                                                                                                    -------------
  Total Expenses                                                                                          32,247
Reimbursed expenses                                                                                       (3,575)
                                                                                                    -------------
Total operating expenses                                                                                  28,672
                                                                                                    -------------
Net Investment Income (Loss)                                                                             (19,176)
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                         83,227
Net realized gain (loss) on options transactions                                                        (584,179)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              477,004
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                         (23,948)
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ (43,124)
                                                                                                    =============

The Chameleon Fund
Statement of Changes

                                                                                         Period ended
                                                                                         Apr. 30, 2002 (b)   Period ended
Increase (Decrease) in Net Assets                                                         (Unaudited)       Oct 31, 2001(a)
                                                                                         --------------     ------------
Operations
  Net investment income (loss)                                                               $ (19,176)       $ (13,205)
  Net realized gain (loss) on investment securities and options transactions                  (500,952)      (1,623,420)
  Change in net unrealized appreciation (depreciation)                                         477,004         (477,004)
                                                                                         --------------     ------------
  Net increase (decrease) in net assets resulting from operations                              (43,124)      (2,113,629)
                                                                                         --------------     ------------
Distributions
  From net investment income                                                                         -                -
  From net realized gain                                                                             -                -
                                                                                         --------------     ------------
  Total distributions                                                                                -                -
                                                                                         --------------     ------------
Capital Share Transactions
  Proceeds from shares sold                                                                    313,820       12,426,255
  Reinvestment of distributions                                                                      -                -
  Amount paid for shares repurchased                                                        (2,441,796)      (6,285,344)
                                                                                         --------------     ------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                (2,127,976)       6,140,911
                                                                                         --------------     ------------
Total Increase (Decrease) in Net Assets                                                     (2,171,100)       4,027,282
                                                                                         --------------     ------------

Net Assets
  Beginning of period                                                                        4,027,282                -
                                                                                         --------------     ------------
  End of period [including accumulated net
    investment income (loss) of  $(19,176) and $0, respectively]                           $ 1,856,182        4,027,282
                                                                                         ==============     ============

Capital Share Transactions
  Shares sold                                                                                   28,673          859,476
  Shares issued in reinvestment of distributions                                                     -                -
  Shares repurchased                                                                          (227,461)        (476,134)
                                                                                         --------------     ------------

  Net increase (decrease) from capital transactions                                           (198,788)         383,342
                                                                                         ==============     ============

(a)  For the period December 27, 2000 (Commencement of Operations) to October 31, 2001.
(b)  For the period November 1, 2001 to April 30, 2002.


The Chameleon Fund
Financial Highlights
                                                                            Period ended
                                                                            Apr. 30, 2002  (c)   Period ended
                                                                             (Unaudited)         Oct 31, 2001  (d)
                                                                           ----------------      --------------

Selected Per Share Data
Net asset value, beginning of period                                               $ 10.51             $ 15.00
                                                                           ----------------      --------------
Income from investment operations
  Net investment income (loss)                                                       (0.07)              (0.03)
  Net realized and unrealized gain (loss)                                            (0.38)              (4.46)
                                                                           ----------------      --------------
Total from investment operations                                                     (0.45)              (4.49)
                                                                           ----------------      --------------
Less Distributions to shareholders:
  From net investment income                                                          0.00                0.00
  From net realized gain                                                              0.00                0.00
                                                                           ----------------      --------------
Total distributions                                                                   0.00                0.00
                                                                           ----------------      --------------

Net asset value, end of period                                                     $ 10.06             $ 10.51
                                                                           ================      ==============

Total Return                                                                         (4.28)(b)          (29.93)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 1,856              $4,029
Ratio of expenses to average net assets                                              1.94% (a)           1.99% (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                     2.19% (a)           2.04% (a)
Ratio of net investment income to
   average net assets                                                               (1.30)%(a)          (0.28)%(a)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                 (1.54)%(a)          (0.32)%(a)
Portfolio turnover rate                                                            277.53%            1055.98%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period November 1, 2001 to April 30, 2002.
(d)  For the period December 27, 2000 (Commencement of Operations) to October 31, 2001.

                               The Chameleon Fund
                          Notes to Financial Statements
                                 April 30, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Chameleon Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust (the "Trust") on December 4, 2000 and commenced operations on December 27, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is capital appreciation. The adviser to the Fund is Capital Cities Asset Management, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund in the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions paid for the closing purchase transaction as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales -The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it has made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon the termination of the short sale.


                               The Chameleon Fund
                          Notes to Financial Statements
                     April 30, 2002 - (Unaudited) continued


Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund Adviser is Capital Cities Asset Management, Inc. The Adviser specializes in sector and investment style rotation. Ronald E. Rowland and David
H. James have been primarily responsible for the day-to-day management of the Fund since its inception. Ronald E. Rowland may be deemed to control the Adviser due to his share of the ownership of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.95% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended April 30, 2002, the Adviser earned a fee of $28,672 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person trustees and borrowing costs (such as interest and dividend expenses on securities sold short) incurred by the Fund through February 28, 2003, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.95% of average daily net assets. For the six months ended April 30, 2002, the Adviser reimbursed expenses of $3,575.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to Unified Financial Services, Inc. during the six months ended April 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.


                               The Chameleon Fund
                          Notes to Financial Statements
                     April 30, 2002 - (Unaudited) continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"); however the Trustees have not yet authorized the implementation of the Plan. If implemented, the Plan will permit the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The Plan permits the Fund to charge 12b-1 fees of up to 0.25% of the average daily net assets annually. The Fund's expenses will not be affected by the 12b-1 Plan because the Adviser does not intend to activate the Plan.

NOTE 4.  INVESTMENTS

For the six months ended April 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $4,545,031 and $7,399,019, respectively. As of April 30, 2002, the gross unrealized appreciation for all securities totaled $0 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized depreciation of $0. The aggregate cost of securities for federal income tax purposes on April 30, 2002, was $2,121,481.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. CALL OPTIONS WRITTEN

     As of April 30, 2002, portfolio securities valued at $99,963 were held in escrow by the custodian as cover for call options written by the Fund.

     Transactions in options written during the six months ended April 30, 2002 were as follows:


                                                                       Number of          Premiums
                                                                       Contracts          Received
 Options outstanding at October 31, 2001                                  10               $1,970
 Options written                                                          23               $4,771
 Options terminated in closing purchase transactions                     (28)             ($6,431)
 Options expired                                                          (5)              ($310)
 Options exercised                                                         0                 0
                                                                    ---------------- -------------------
 Options outstanding at April 30, 2002                                     0                 0
                                                                    ================ ===================


NOTE 8.  SUBSEQUENT EVENT

The Fund's adviser has indicated to the Board that the small size of the Fund has made it not economically viable to continue management, and that the best interests of the shareholders might be served by liquidating the Fund. The Board of Trustees has therefore concluded that it is in the best interests of shareholders to cease operations of the Fund. The Board of Trustees has, accordingly, determined to redeem all outstanding shares of the Chameleon Fund. The Fund is no longer pursuing its investment objective, and the holdings in the portfolio have been sold and the proceeds invested in money market instruments. These changes in strategy and investments will remain in effect until the Fund is liquidated.
                               The Chameleon Fund
                          Notes to Financial Statements
                     April 30, 2002 - (Unaudited) continued

NOTE 8. SUBSEQUENT EVENT - continued

Effective April 18, 2002, the Fund expects to have completed completely liquidated.